12. Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,148,522	$ 2,079,560
Tax exempt interest & BOLI	(404,382)	(388,524)
Disallowed interest	13,306	14,661
Partnership tax credits	(647,760)	(644,668)
New markets tax credit amortization expense	147,290	101,390
Other	84,588	(31,332)
Total income tax (benefit) expense	$ 1,341,564	$ 1,131,087